Available-For-Sale Securities Included in Investments By Major Security Type (Detail) (Available for sale Securities Non Current, JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Cost	¥ 21,832	¥ 19,009
Gross unrealized holding gains	19,918	16,466
Gross unrealized holding losses	52	83
Fair value	41,698	35,392
Corporate Bonds
Schedule of Available-for-sale Securities [Line Items]
Cost	512	491
Gross unrealized holding gains	153	16
Gross unrealized holding losses	29	26
Fair value	636	481
Government Bonds
Schedule of Available-for-sale Securities [Line Items]
Cost	331	338
Gross unrealized holding losses	6	31
Fair value	325	307
Fund Trusts
Schedule of Available-for-sale Securities [Line Items]
Cost	84	68
Fair value	84	68
Equity Securities
Schedule of Available-for-sale Securities [Line Items]
Cost	20,905	18,112
Gross unrealized holding gains	19,765	16,450
Gross unrealized holding losses	17	26
Fair value	¥ 40,653	¥ 34,536